SUBSEQUENT EVENTS SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent events [Abstract]
Disclosure of events after reporting period [text block]
37> SUBSEQUENT EVENTS

Randgold Resources Limited Merger
On September 24, 2018, we announced an agreement on the terms of a recommended share-for-share merger of Barrick and Randgold. The transaction closed on January 1, 2019, with Barrick acquiring 100% of the issued and outstanding Randgold shares. Each Randgold shareholder received 6.1280 common shares of Barrick for each Randgold share, which resulted in the issuance of 583,669,178 Barrick common shares. After this share issuance, Barrick shareholders owned 66.7%, while former Randgold shareholders owned 33.3%, of the shares of the combined company. We have determined that this transaction represents a business combination with Barrick identified as the acquirer. Based on the December 31, 2018 closing share price of Barrick’s common shares, the total consideration of the acquisition is $7.9 billion. We began consolidating the operating results, cash flows and net assets of Randgold from January 1, 2019.

Randgold was a publicly traded mining company with ownership interests in the following gold mines: Kibali in the Democratic Republic of Congo; Tongon in Côte d’Ivoire; Loulo-Gounkoto and Morila in Mali; and the Massawa project in Senegal. The following table includes the joint arrangement and entities other than 100% owned subsidiaries.

	Place of business	Entity type	Economic interest[1]	Method
Loulo	Mali	Subsidiary	80%	Consolidation
Gounkoto	Mali	Subsidiary	80%	Consolidation
Tongon	Côte d’Ivoire	Subsidiary	89.7%	Consolidation
Massawa Project	Senegal	Subsidiary	83.3%	Consolidation
Kibali	Democratic Republic of Congo	JV	45%	Equity Method
Morila	Mali	JV	40%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by the parties sharing joint control in proportion to their economic interest.

As the transaction closed in January 2019, the initial allocation of the purchase price to the assets and liabilities acquired is not complete. The main areas under consideration are the values attributable to the mineral interests of each of the gold mines acquired and the calculation and allocation of goodwill arising from the transaction. We will disclose a preliminary purchase price allocation in our first quarter 2019 interim financial statements.